June 19, 2018

STRATEGIC FUNDS, INC.
- Global Stock Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in "Portfolio Management" in the fund's summary prospectus and "Fund Summary –Portfolio Management" in the fund's prospectus:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus). Dreyfus has engaged its affiliate, Walter Scott & Partners Limited, to serve as the fund's sub-investment adviser.

Investment decisions for the fund have been made since the fund's inception in 2006 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The members of the Investment Team with the most significant responsibility for day-to-day management of the fund and who also have this responsibility with the IMC are: Roy Leckie, a director of Walter Scott and co-leader of the IMC; Charlie Macquaker, a director of Walter Scott and co-leader of the IMC; and Jane Henderson, Managing Director of Walter Scott.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the fund's prospectus:

Investment decisions for the fund have been made since the fund's inception in 2006 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The IMC is a formal sub-committee of Walter Scott's Board, which controls and directs the firm's investment activity and research policy and ensures that all portfolio management requirements are met. The members of the Investment Team with the most significant responsibility for day-to-day management of the fund and who also have this responsibility with the IMC are: Roy Leckie, Charlie Macquaker and Jane Henderson. Mr. Leckie, a director of Walter Scott and co-leader of the IMC, has been with the firm since 1995. Mr. Macquaker, a director of Walter Scott and co-leader of the IMC, has been with the firm since 1991. Ms. Henderson, the Managing Director of Walter Scott, has been with the firm since 1995.

June 19, 2018

STRATEGIC FUNDS, INC.
- Dreyfus U.S. Equity Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in "Portfolio Management" in the fund's summary prospectus and "Fund Summary –Portfolio Management" in the fund's prospectus:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus). Dreyfus has engaged its affiliate, Walter Scott & Partners Limited, to serve as the fund's sub-investment adviser.

Investment decisions for the fund have been made since the fund’s inception in 2008 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The members of the Investment Team with the most significant responsibility for day-to-day management of the fund and who also have this responsibility with the IMC are: Roy Leckie, a director of Walter Scott and co-leader of the IMC; Charlie Macquaker, a director of Walter Scott and co-leader of the IMC; and Jane Henderson, Managing Director of Walter Scott.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the fund's prospectus:

Investment decisions for the fund have been made since the fund's inception in 2008 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The IMC is a formal sub-committee of Walter Scott's Board, which controls and directs the firm's investment activity and research policy and ensures that all portfolio management requirements are met. The members of the Investment Team with the most significant responsibility for day-to-day management of the fund and who also have this responsibility with the IMC are: Roy Leckie, Charlie Macquaker and Jane Henderson. Mr. Leckie, a director of Walter Scott and co-leader of the IMC, has been with the firm since 1995. Mr. Macquaker, a director of Walter Scott and co-leader of the IMC, has been with the firm since 1991. Ms. Henderson, Managing Director of Walter Scott, has been with the firm since 1995.

June 19, 2018

STRATEGIC FUNDS, INC.
- International Stock Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in "Portfolio Management" in the fund's summary prospectus and "Fund Summary –Portfolio Management" in the fund's prospectus:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus). Dreyfus has engaged its affiliate, Walter Scott & Partners Limited, to serve as the fund's sub-investment adviser.

Investment decisions for the fund have been made since the fund's inception in 2006 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The members of the Investment Team with the most significant responsibility for day-to-day management of the fund and who also have this responsibility with the IMC are: Roy Leckie, a director of Walter Scott and co-leader of the IMC; Charlie Macquaker, a director of Walter Scott and co-leader of the IMC; and Jane Henderson, Managing Director of Walter Scott.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the fund's prospectus:

Investment decisions for the fund have been made since the fund's inception in 2006 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The IMC is a formal sub-committee of Walter Scott's Board, which controls and directs the firm's investment activity and research policy and ensures that all portfolio management requirements are met. The members of the Investment Team with the most significant responsibility for day-to-day management of the fund and who also have this responsibility with the IMC are: Roy Leckie, Charlie Macquaker and Jane Henderson. Mr. Leckie, a director of Walter Scott and co-leader of the IMC, has been with the firm since 1995. Mr. Macquaker, a director of Walter Scott and co-leader of the IMC, has been with the firm since 1991. Ms. Henderson, the Managing Director of Walter Scott, has been with the firm since 1995.